Debt - Rural Utilities Service Guaranteed Loans (Details) - Long-term debt - FFB - Rural Utilities Service Guaranteed Loans - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023
Debt
Advances received on loans		$ 70,272
Subsequent Event
Debt
Advances received on loans	$ 6,067